UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-PX
          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES
                  Investment Company Act file number 811-05382
                                                    --------------
                            CIM High Yield Securities
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               (Exact name of registrant as specified in charter)
                        400 W. Market Street, Suite 3300
                              Louisville, KY 40202
               --------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                  Cindy Cameron
                        INVESCO Institutional, (N.A.) Inc
                        400 W. Market Street, Suite 3300
                              Louisville, KY 40202
               --------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 502-561-3210
                                                           -------------
                      Date of fiscal year end: December 31
                                              ------------
             Date of reporting period: July 1, 2003 - June 30, 2004
                                      -----------------------------

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

                               PROXY VOTING RECORD

                    FOR PERIOD JULY 1, 2003 TO JUNE 30, 2004


FORM N-PX SPREADSHEET*

REGISTRANT NAME: CIM High Yield Securities Fund
INVESTMENT COMPANY ACT FILE NUMBER: 811-05382
REPORTING PERIOD: 07/01/2003 - 06/30/2004
REGISTRANT ADDRESS: 400 W. MARKET ST., SUITE 3300, LOUISVILLE, KY 40202 NAME OF SERIES (AS APPLICABLE): __________________________________

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                                                                                                    FUNDS VOTE FOR
                                                                                                      OR AGAINST
 ISSUER OF    EXCHANGE                                                  WHO PROPOSED     WHETHER     PROPOSAL, OR       WHETHER VOTE
 PORTFOLIO     TICKER     CUSIP #   SHAREHOLDER    SUMMARY OF MATTER   MATTER: ISSUER   FUND CAST   ABSTAIN; FOR OR      WAS FOR OR
 SECURITY      SYMBOL               MEETING DATE        VOTED ON        /SHAREHOLDER     VOTE ON       WITHHOLD            AGAINST
                                                                                          MATTER      REGARDING          MANAGEMENT
                                                                                                     ELECTION OF
                                                                                                      DIRECTORS
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
N/A
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
*Complete for each series of the Registrant, as applicable.

                                   SIGNATURES


Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Registrant                  CIM High Yield Securities
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By (Signature and Title)*       /s/ George Baumann
                         -------------------------------------------------------
                                    George Baumann, Chief Executive Officer
                                    (Principal Executive Officer)

Date     August 20, 2004
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*Print the name and title of each signing officer under his or her signature.